Alger Responsible Investing Fund Expense Example - Class A C Shares [Member] - Alger Responsible Investing Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 631
Expense Example, with Redemption, 3 Years	877
Expense Example, with Redemption, 5 Years	1,152
Expense Example, with Redemption, 10 Years	1,936
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	306
Expense Example, with Redemption, 3 Years	637
Expense Example, with Redemption, 5 Years	1,093
Expense Example, with Redemption, 10 Years	$ 2,358